CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2024
Capital management [Abstract]
CAPITAL MANAGEMENT [Text Block]

23 CAPITAL MANAGEMENT

The Company's capital management goals are to ensure there are adequate capital resources to safeguard the Company's ability to continue as a going concern; maintain sufficient funding to support the acquisition, exploration, and development of mineral properties and exploration and evaluation activities; maintain investors' and market confidence; and provide returns and benefits to shareholders and other stakeholders.

The Company manages and adjusts its capital structure based on available funds in order to support its operation and the acquisition, exploration and development properties. The capital of the Company consists primarily of share capital and debt (including the undrawn amount of $5.0 million as at December 31, 2024 on the Convertible Debt Facilities), net of cash and cash equivalents. The Board of Directors does not establish quantitative return on capital criteria, but rather relies on the expertise of management and other professionals to sustain future development of the business.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the size of the Company, is reasonable.